Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—3.1%
543,426		AT&T, Inc.	$ 12,895,499
213,623		Comcast Corp., Class A	7,190,550
116,381		Electronic Arts, Inc.	14,304,389
47,251		Fox Corp., Class A	2,418,306
43,881		Omnicom Group, Inc.	3,808,432
60,581		Verizon Communications, Inc.	2,386,286
277,204	[1]	ZoomInfo Technologies, Inc.	2,852,429
		TOTAL	45,855,891
		Consumer Discretionary—5.6%
60,306		Advance Auto Parts, Inc.	2,924,841
43,624	[1]	DoorDash, Inc.	8,237,520
62,402		eBay, Inc.	4,210,887
584,850		Gap (The), Inc.	14,077,339
219,161		General Motors Co.	10,839,703
11,395		Lowe’s Cos., Inc.	2,963,156
37,875		McDonald’s Corp.	10,934,512
78,075		PVH Corp.	6,995,520
14,150		Royal Caribbean Cruises, Ltd.	3,772,390
129,246	[1]	SharkNinja, Inc.	14,450,995
20,050		TJX Cos., Inc.	2,502,040
		TOTAL	81,908,903
		Consumer Staples—8.3%
171,264		Albertsons Cos., Inc.	3,433,843
173,646	[1]	Bellring Brands, Inc.	13,431,518
236,248		Colgate-Palmolive Co.	20,482,702
131,135		General Mills, Inc.	7,886,459
103,751		Kimberly-Clark Corp.	13,484,517
170,729		Kroger Co.	10,523,736
193,047	[1]	Maplebear, Inc.	9,320,309
76,823		Molson Coors Beverage Company, Class B	4,206,059
51,248		PepsiCo, Inc.	7,722,561
175,525		Philip Morris International, Inc.	22,853,355
84,125		WalMart, Inc.	8,257,710
		TOTAL	121,602,769
		Energy—5.3%
72,000		Cheniere Energy, Inc.	16,102,800
54,864		Chevron Corp.	8,185,160
353,274		Devon Energy Corp.	12,046,644
161,746		EOG Resources, Inc.	20,346,029
63,400		Exxon Mobil Corp.	6,773,022
53,709		Marathon Petroleum Corp.	7,825,938
32,679		Phillips 66	3,851,874
25,461		Valero Energy Corp.	3,386,313
		TOTAL	78,517,780
		Financials—24.0%
55,984		Ameriprise Financial, Inc.	30,419,466
12,052		Aon PLC	4,469,123

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
73,165	[1]	Arch Capital Group Ltd.	$ 6,809,466
349,420		Bank of New York Mellon Corp.	30,025,661
56,674	[1]	Berkshire Hathaway, Inc., Class B	26,561,404
43,324		Cboe Global Markets, Inc.	8,852,393
10,091		Chubb Ltd.	2,743,541
21,582		CME Group, Inc.	5,104,575
118,744		Fidelity National Financial, Inc.	6,907,338
67,684	[1]	Fiserv, Inc.	14,622,451
167,547		Hartford Financial Services Group, Inc.	18,689,868
122,215		Interactive Brokers Group, Inc., Class A	26,574,430
74,051		Intercontinental Exchange, Inc.	11,835,571
84,862		JPMorgan Chase & Co.	22,683,613
12,640		Morgan Stanley	1,749,755
142,866		Northern Trust Corp.	16,042,423
160,948		Popular, Inc.	16,567,987
86,311		Progressive Corp., OH	21,270,483
244,480		Prudential Financial, Inc.	29,523,405
207,490		State Street Corp.	21,085,134
88,524		Synchrony Financial	6,106,385
93,001		The Travelers Cos., Inc.	22,801,985
		TOTAL	351,446,457
		Health Care—15.3%
93,570		Abbott Laboratories	11,970,410
194,686		AbbVie, Inc.	35,802,756
61,419		Amgen, Inc.	17,530,211
80,209		Baxter International, Inc.	2,611,605
41,316	[1]	Biogen, Inc.	5,946,612
55,863		Cardinal Health, Inc.	6,908,019
60,140	[1]	Centene Corp.	3,850,764
9,899		Danaher Corp.	2,204,903
146,538		Dentsply Sirona, Inc.	2,895,591
851,908	[1]	Elanco Animal Health, Inc.	10,248,453
13,672		Elevance Health, Inc.	5,410,010
310,136		Gilead Sciences, Inc.	30,145,219
21,094		Humana, Inc.	6,185,394
85,896	[1]	Illumina, Inc.	11,401,835
171,673	[1]	Incyte Genomics, Inc.	12,731,270
257,629		Johnson & Johnson	39,198,252
6,791	[1]	Regeneron Pharmaceuticals, Inc.	4,570,207
27,396		Teleflex, Inc.	4,937,855
17,914		UnitedHealth Group, Inc.	9,718,166
		TOTAL	224,267,532
		Industrials—15.4%
75,672		3M Co.	11,517,278
19,759		AGCO Corp.	2,063,432
38,117		C.H. Robinson Worldwide, Inc.	3,792,260
14,521		Caterpillar, Inc.	5,393,680
7,082		Eaton Corp. PLC	2,311,848
69,415		GE Aerospace	14,130,812
84,053	[1]	GE Vernova, Inc.	31,341,683
19,140		Lennox International, Inc.	11,338,919
13,690		Lockheed Martin Corp.	6,337,786

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
78,503		Manpower, Inc.	$ 4,727,451
82,336		Masco Corp.	6,527,598
15,646		Northrop Grumman Corp.	7,623,827
194,115		Otis Worldwide Corp.	18,522,453
91,262	[1]	SPX Technologies, Inc.	13,554,232
40,693		Trane Technologies PLC	14,761,386
10,904	[1]	TransDigm, Inc.	14,756,819
78,972		Union Pacific Corp.	19,568,472
44,192	[1]	United Airlines Holdings, Inc.	4,677,281
2,509		United Rentals North America, Inc.	1,901,973
293,693		Veralto Corp.	30,364,919
		TOTAL	225,214,109
		Information Technology—10.1%
16,573	[1]	AppLovin Corp.	6,125,215
166,418	[1]	DXC Technology Co.	3,614,599
300,007	[1]	Fortinet, Inc.	30,264,706
159,992	[1]	GoDaddy, Inc.	34,022,299
914,765		Hewlett Packard Enterprise Co.	19,383,870
209,733	[1]	Nutanix, Inc.	14,422,290
72,020		Qualcomm, Inc.	12,454,419
50,174		TD SYNNEX Corp.	7,150,297
30,802		Teradyne, Inc.	3,566,564
200,092		Vishay Intertechnology, Inc.	3,387,557
152,461	[1]	Zoom Communications, Inc.	13,254,959
		TOTAL	147,646,775
		Materials—4.0%
221,555		Alcoa Corp.	7,825,322
154,062		CRH PLC	15,256,760
220,076		Newmont Corp.	9,401,647
22,961		Nucor Corp.	2,948,881
154,202		PPG Industries, Inc.	17,791,827
13,892		Sherwin-Williams Co.	4,975,559
		TOTAL	58,199,996
		Real Estate—3.4%
30,382	[1]	CBRE Group, Inc.	4,397,491
392,923		Kilroy Realty Corp.	15,331,855
75,052		SBA Communications, Corp.	14,827,273
238,061		SL Green Realty Corp.	16,042,931
		TOTAL	50,599,550
		Utilities—3.3%
37,367		DTE Energy Co.	4,479,556
115,445		Duke Energy Corp.	12,928,686
178,084		Edison International	9,616,536
67,088		Exelon Corp.	2,683,520
161,752		Pinnacle West Capital Corp.	14,065,954
74,561		Xcel Energy, Inc.	5,010,499
		TOTAL	48,784,751
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,167,253,895)	1,434,044,513

Shares		Value
	INVESTMENT COMPANY—2.4%
34,545,897	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[2] (IDENTIFIED COST $34,545,897)	$ 34,545,897
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,201,799,792)	1,468,590,410
	OTHER ASSETS AND LIABILITIES - NET—(0.2%)[3]	(2,339,299)
	TOTAL NET ASSETS—100%	$1,466,251,111
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$24,260,891
Purchases at Cost	$172,839,693
Proceeds from Sales	$(162,554,687)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$34,545,897
Shares Held as of 1/31/2025	34,545,897
Dividend Income	$316,884

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any Over-the-counter (OTC) derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.